INCOME TAXES Deferred Income Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017	Sep. 30, 2018
Assets:
Cost in excess of identifiable net assets of business acquired		$ 6,633	$ 7,534
Reserves and other accruals		4,328	5,555
Tax credit carryforwards		7,819	12,564
Accrued compensation and benefits		1,946	2,509
State net operating loss carryforwards		10,843	8,937
Federal net operating loss carryforwards		47,382	38,990
Gain/loss on assets held for sale		1,393	1,393
Other		782
Total		81,126	77,482
Liabilities:
Indefinite-lived intangibles		(10,876)	(10,075)
Property and equipment		(248)	(262)
Other			(720)
Net deferred tax assets		70,002	66,425
Valuation allowance for net deferred tax assets		(72,684)	(76,346)
Net deferred tax liability after valuation allowance		$ (2,682)	$ (9,921)
Statutory tax rate (as a percent)	21.00%	21.00%	35.00%
Tax benefit		$ 5,300
Tax benefit of tax losses		3,200
Disallowed interest expenses		2,100
Reduction in valuation allowance		(3,700)
Provisional liability of the Transition Tax		2,600
Amount of future financial taxable income needed to realize deferred tax assets	$ 276,000	$ 281,900		$ 273,300